Transactions With Related Parties And Affiliates	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Text Block]

NOTE 18	- TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

   Management fees: Pursuant to the management agreement dated November 16, 2007, which was revised in October 2009, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.5 daily rate per Ultra-Handymax vessel; (b) $4.4 daily rate per Panamax vessel; and (c) $5.5 daily rate per Capesize vessel for the two-year period that ended on November 16, 2011. In October 2011, Navios Partners extended the duration of its existing Management Agreement with the Manager until December 31, 2017 and fixed the rate for shipmanagement services of its owned fleet through December 31, 2013. The new management fees are: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel.
  These daily fees cover all of the vessels' operating expenses, including the cost of dry dock and special surveys. Total management fees for the year ended December 31, 2011, 2010 and 2009 amounted to $26,343, $19,746 and $11,004, respectively.

 General & administrative expenses:  Pursuant to the administrative services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.

  Total general and administrative expenses charged by Navios Holdings for each of the three years ended December 31, 2011, 2010 and 2009 amounted to $3,447, $2,725 and $1,845, respectively.

   Balance due to related parties:  Amounts due to related parties as of December 31, 2011 is $4,077 which represents the current account payable to Navios Holdings and its subsidiaries. The balance mainly consists of the management fees amounting to $4,736, administrative service expenses and other expenses amounting to $900 and off-set by an amount due from the Manager amounting to $1,559.
        Amounts due to related parties as of December 31, 2010 is $2,633 which represents the current account payable to Navios Holdings and its subsidiaries. The balance mainly consists of the management fees amounting to $2,682, administrative service expenses amounting to $750 and an amount due from the Manager amounting to $799.

  Vessel Acquisitions:  On January 8, 2010, Navios Partners acquired from Navios Holdings the Navios Hyperion for a purchase price of $63,000 (see Note 6). Favorable lease terms recognized through this transaction amounted to $30,662 and were related to the acquisition of the rights on the time charter out contract of the vessel.
  On March 18, 2010, Navios Partners acquired from Navios Holdings the Navios Aurora II for a purchase price of $110,000. Favorable lease terms recognized through this transaction amounted to $42,524 and were related to the acquisition of the rights on the time charter-out contract of the vessel. The purchase price of the vessel consisted of 1,174,219 common units of Navios Partners issued to Navios Holdings and cash of $90,000. The common units were issued at $17.0326 per common unit, which reflects the NYSE volume weighted average price of the common units for the five business days prior to the date of the acquisition of the vessel (see Note 6).
  On May 21, 2010, Navios Partners acquired from Navios Holdings the Navios Pollux for a purchase price of $110,000 (see Note 6). Favorable lease terms recognized through this transaction amounted to $37,979 and were related to the acquisition of the rights on the time charter-out contract of the vessel.
  On November 15, 2010, Navios Partners acquired from Navios Holdings the Navios Melodia for a purchase price of $78,800 and the Navios Fulvia for a purchase price of $98,200. Favorable lease terms recognized through this transaction amounted to $13,802 for the Navios Melodia and $31,199 for the Navios Fulvia and were related to the acquisition of the rights on the time charter-out contracts of the vessels. The purchase price consisted of 788,370 common units issued to Navios Holdings and cash of $162,000. The number of common units issued was calculated based on a price of $19.0266 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition (see Note 6).
  On May 19, 2011, Navios Partners acquired from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels. The purchase price consisted of 507,916 common units issued to Navios Holdings valued at $9,960 and cash of $120,000. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition (see Note 6).